Exhibit 99.8

Exception Grades
Run Date - 5/31/2024 3:46:03 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220947021		3158527844		30032264			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing the required third party verification for borrower([Redacted]) self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): see attached VOE ([Redacted])	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032265			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	The file is missing the required third party verification for borrower (Redacted) self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): see attached VOE ([Redacted])	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - S-Corp	General QM: Unable to verify S-Corp income using reasonably reliable third-party records.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032267			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2024-02-23): statement was provided per IEADS Buyer Comment (2024-02-23): see attached IEADS	02/23/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158527844		30032268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream [Redacted] that does not match the actual payment for the loan.	Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream [Redacted] that does not match the actual payment for the loan. Due to Homeowners association fee of $[Redacted] was not included in escrow.				Reviewer Comment (2024-02-22): this is acceptable	02/22/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158527844		30032269			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on[Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. Due to Homeowners association fee of $[Redacted] was not included in escrow.				Reviewer Comment (2024-02-22): Sufficient Cure Provided At Closing		02/22/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947021		3158527844		30032272			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032274			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003/loan application was not provided in the file.				Reviewer Comment (2024-02-23): final 1003 received Buyer Comment (2024-02-23): see attached F1003	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032279			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The file was missing a copy of the Hazard Insurance policy.				Reviewer Comment (2024-02-23): HOI policy received Buyer Comment (2024-02-23): see attached Hazard Ins Policy	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032289			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file.				Reviewer Comment (2024-02-23): acceptable CU risk score received Buyer Comment (2024-02-23): see attached UCDP	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032308			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032320			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947021		3158527844		30032263			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of [Redacted] QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to borrower's missing the required third party verification for the borrower's self-employment income from [Redacted].				Reviewer Comment (2024-02-23): VOE received Buyer Comment (2024-02-23): VOEs attached	02/23/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947041		3158527867		30008163			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted]incorrectly disclosed whether the loan will have an escrow account.	The Post Closing CD issued on [Redacted] corrects the input on Escrow account.				Reviewer Comment (2024-02-19): The Post Closing CD issued on [Redacted] corrects the input on Escrow account.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947041		3158527867		30015959			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-19): Sufficient Cure Provided At Closing		02/19/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947041		3158527867		30008164			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Escrow Waiver Fee.	The Post Closing CD issued on [Redacted] corrects the Escrow Waiver Fee.				Reviewer Comment (2024-02-19): The Post Closing CD issued on [Redacted] corrects the Escrow Waiver Fee.	02/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947042		3158527868		30008978			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-02-20): sufficient HOI coverage in file Buyer Comment (2024-02-20): Do not concur- Dwelling $[Redacted] coverage plus Extended Replacement $[Redacted]=$[Redacted] coverage sufficient	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947046		3158527870		30009236			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-20): CU risk score of [Redacted] received and is acceptable Buyer Comment (2024-02-20): Do not concur- Acceptable UCDP attached [Redacted] Risk Score	02/20/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947046		3158527870		30009251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are underdisclosed	Fees considered as per source document.				Reviewer Comment (2024-02-20): within $[Redacted]	02/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947062		3158527892		30021638			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-02-20): Sufficient Cure Provided At Closing		02/20/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947122		3158527899		30031184			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-02-21): Sufficient Cure Provided within [Redacted] Days of Closing		02/21/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947123		3158527901		30009407			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-02-22): secondary valuation received, D0407 Buyer Comment (2024-02-22): Please review uploaded [Redacted] appraisal completed by [Redacted] (initial appraisal completed by [Redacted]).	02/22/2024			1	D	A	D	A	D	A	D	A	D	A		VT	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30036652			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022241			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022236			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022215			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022214			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022212			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes Buyer Comment (2024-02-26): Please remove exception as income from [redacted] were not utilized for loan qualification.	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022210			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted]				Reviewer Comment (2024-02-26): not using this source of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022209			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to missing third party verification.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947138		3158527913		30022157			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing a copy of third party verification for business.				Reviewer Comment (2024-02-26): not using all sources of income to qualify	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947138		3158527913		30022213			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	File is missing a copy of third party verification for business [redacted].				Reviewer Comment (2024-02-26): did not use this business for qualification purposes	02/26/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158528275		30028747			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met because of the missing third party verification of employment for the self empoyed business.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc is uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158528275		30028997			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under[redacted] days . Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days .	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158528275		30028768			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the acceptable third party verification required to verify the self employed business.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc is uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158528275	30028743	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Decline and Income calculation-self employed (allow[redacted]income average).	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly mortgage payment has decreased by at least [redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158528275		30028648			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received Buyer Comment (2024-02-23): Loan closed [redacted] the verbal voe is from [redacted] . Loan is non- Agency with an ltv of [redacted] % so the verbal voe can be as old as [redacted] days but it is dated under [redacted] days . doc uploaded	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147		3158528275		30028647			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing third party verification required to verify the self- employed business, resulting in a loan designation discrepancy.				Reviewer Comment (2024-02-23): third party verification of employment received	02/23/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147		3158528275		30014312			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Closing Disclosure shows $[redacted] in seller paid closing costs, borrower's final closing disclosure shows $[redacted].				Reviewer Comment (2024-02-28): fees are correct	02/28/2024			1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147	3158528275	30014311	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	[redacted] Anti-Predatory Lending Statute: Points and Fees on subject loan of [redacted]% is in excess of the allowable maximum of [redacted]% of the Total Loan Amount. Points and Fees total $[redacted] on a Total Loan Amount of $[redacted] vs. an allowable total of $[redacted] (an overage of $[redacted] or [redacted]%). Non-Compliant High Cost Loan.	Missing additional information to review whether seller paid attorney fee may be excluded. Would need documentation evidencing that it was a separate fee imposed only on the seller (seller's attorney only).	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted]imposed fee.

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted] imposed fee.

Buyer Comment (2024-02-23): Please see Seller CD, undiscounted rate data, final QM results, and screenshot of [redacted] Attorney Fee breakdown. Seller attorney fee of $[redacted] is separate from [redacted] Attorney Fee and is not a [redacted]-imposed fee.
02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																				(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947147		3158528275		30014310			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	[redacted] High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Waterfall finding due to loan testing as a [redacted] High-Cost loan. If loan remains high-cost, finding is valid as the mandatory "Shop Around" Notice was not included on loan application to applicant.				Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158528275	30014309	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage)	[redacted] High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Waterfall finding due to loan testing as a [redacted] High-Cost loan. If loan remains high-cost finding is valid as Mortgage does not contain legend advising loan is high-cost.	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																				(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158528275	30014186	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount below the minimum of $[redacted] required.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly mortgage payment has decreased by at least [redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Lender approved exception	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-23): Universal Product Exception Form in file, exception approved with comp factors.			02/23/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947147	3158528275	30014361	Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Escrow Not Established)	[redacted] High-Cost Loan: Escrow account not established for the collection of property taxes and insurance. (Note: This requirement does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of [redacted] months of timely payments of taxes and insurance on a previous home loan.)	Waterfall finding due to the loan testing as a [redacted] High-Cost Loan. If loan remains high-cost, the finding is valid as there was no escrow account established.	Reviewer Comment (2024-02-25): attorney fee separate from client atty fee, loan is not high cost	02/25/2024	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																				(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158528280	30036048	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of use of business assets to pay debts, cash-out limits, and vesting. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158528280	30036055	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947148	3158528280	30036418	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-22): Universal Product Exception Form in file, exception approved with comp factors.			02/22/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947152		3158528282		30021653			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to [redacted] business days from transaction date of [redacted].	Subject loan transaction disbursed on [redacted], prior to three [redacted] business days from transaction date of [redacted]. It appears the RTC did not take into account Thanksgiving Day, which was [redacted].				Reviewer Comment (2024-02-23): RTC document is correct, disbursement date is accurate Buyer Comment (2024-02-23): Do not concur. Loan and RTC document signed Monday, [redacted]. Deadline to cancel shows on RTC document as [redacted]. This is [redacted] business days from signing on [redacted] and does exclude [redacted].	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947152		3158528282		30047250			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of credit history and asset documentation. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has owned the subject property for at least [redacted] years. Borrower has verified disposable income of at least $[redacted] Borrower has worked in the same position for more than [redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The representative FICO score exceeds the guideline minimum by at least [redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-02-26): Universal Product Exception Form in file, exception approved with comp factors.			02/26/2024	2		B		B		B		B		B		TX	Primary	Refinance - Cash-out - Other		C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947152		3158528282		30021654			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). It appears the RTC did not take into account Thanksgiving Day, which was [redacted].				Reviewer Comment (2024-02-23): RTC document is correct, disbursement date is accurate Buyer Comment (2024-02-23): Do not concur. Loan signed [redacted]. Deadline to cancel shows on RTC document as [redacted]. This is[redacted] business days from signing on[redacted] and does exclude [redacted]. Disbursement date of [redacted] is more than 3 business days from transaction date of [redacted], excluding [redacted]	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176019		3158528355		30393085			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee was previously disclosed to the borrower on the loan estimate as $[redacted] but it increased on the closing disclosure to $[redacted] with no valid Change of Circumstance found in the file and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-04-25): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-04-23): A cure in the amount of $[redacted] was provided at closing to cover the increase of Recording fees outside of the [redacted]% tolerance allotted	04/25/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176019	3158528355	30393086	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The loan discount point was previously disclosed to the borrower on the loan estimate as $[redacted] but it increased on the CD to $[redacted] with no valid Change of Circumstance found in the file and although the final Closing Disclosure reflected a tolerance cure it was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-05-03): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-05-02): Please see PCCD and refund provided to the borrower

Reviewer Comment (2024-05-02): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $[redacted] exceeds tolerance of $[redacted].  Insufficient or no cure was provided to the borrower. (7200)

Reviewer Comment (2024-04-30): [redacted] LDP was $[redacted], and [redacted] LDP was $[redacted], leaving a difference of $[redacted] required for cure of LDP exception.

Buyer Comment (2024-04-30): Per Legal the Loan Discount points increase of $[redacted] on CDv2 was disclosed timely on 2 CDs. The issue is the customer's paid portion of the loan discount points increased again on [redacted] in the amount of $[redacted] without a valid CIC. The cure amount due back is $[redacted]. Please confirm this cure amount.

Reviewer Comment (2024-04-29): SitusAMC received valid changed circumstance dated [redacted]. However, the fee further increased of $[redacted] from $[redacted] and file does not contain valid COC for the fee was increased. Please provide valid COC with additional information as to why the fee was increased on [redacted] CD or Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-04-25): Do not concur. The product chance CIC happened on [redacted]. This is a valid reasoning for the Loan Discount points increase. Also all other CICs mentioned on 1st dispute pushed out after the loan came out of suspense on [redacted]. Meaning 2 Closing disclosures went out timely. 1st one on the [redacted] and the second CD on the [redacted]. Both within 3 days of the increase.

Reviewer Comment (2024-04-25): SitusAMC received LOX with copy of the system snip indicates Product changed & Loan amount decreased on [redacted]. However, the fee was increased of $[redacted] from $[redacted] on CD dated [redacted] and file does not contain valid COC for the fee was increased. Please provide valid COC with additional information as to why the fee was increased on [redacted] CD or Cure is required to borrower.

Buyer Comment (2024-04-23): Do not concur - Loan Amount decreased and Loan Product was changed [redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [redacted]. CD V2 disclosed [redacted] shows increase to Loan Discount Points
																			05/03/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221176019		3158528355		30393165			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of PAG declines. Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): • Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158528355		30411089			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors.			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158528355		30411090			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-19): Universal Product Exception Form in file, exception approved with comp factors.			04/19/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221176019		3158528355		30411375			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted]% significantly exceeds the guideline maximum of [redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has verified disposable income of at least $[redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-04-22): Universal Product Exception Form in file, exception approved with comp factors.			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No